Note Employee benefits - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Transfers in or out of Level 1	$ 0	$ 0
Transfers in or out of Level 2	0	0
Transfers in or out of Level 3	0	0
ASU 2017-07
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Reclassification Other Components From Personnel To Other Operating Expenses	8,900	7,500	$ 10,100
Pension Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Service cost	0	0	0
Termination benefit cost	0	0	0
Pension Plans | ASU 2017-07
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Reclassification Other Components From Personnel To Other Operating Expenses		5,000	6,800
Pension Plans | Maximum
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Employer contribution	44,000
OPEB Plan
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Service cost	1,028	1,026	1,156
Termination benefit cost	1,790	0	0
OPEB Plan | ASU 2017-07
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Reclassification Other Components From Personnel To Other Operating Expenses		2,500	3,300
Savings Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Savings Plans	70,400	58,400
Savings Plans Contributions	$ 12,700	$ 10,000	$ 8,800
Savings Plans Stocks Held	1,490,253	1,644,706